Investments - Summary Long-term Investments Held by Company (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Held-to-Maturity Securities [Line Items]
Total long-term investments	$ 512,324	$ 491,349
Long-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	224,421	206,885
Equity method investments	281,762	278,384
Private equity investments without readily determinable fair values	6,141	6,080
Total long-term investments	512,324	491,349
Short-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	$ 2,254,968	$ 1,649,810